Organization and Principal Business	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Business

1. Organization and Principal Business

CBL International Limited (“CBL International”) was incorporated on February 8, 2022 in the Cayman Islands. CBL International is a holding company without any operations and it wholly owns Banle International Group Limited (“Banle BVI”) which was incorporated in the British Virgin Islands (collectively, the “Company”).

The Company is a marine fuel logistics company providing a one-stop solution for vessel refueling in the Asia Pacific region. As a bunkering facilitator, the Company expedites vessel refueling between ship operators and local physical distributors/traders of marine fuel. The Company purchases marine fuel from its suppliers and arranges its suppliers to deliver marine fuel to its customers, principally    the container liner operators.

Business Reorganization and CBL International

A reorganization of the Company’s legal entity structure was completed in August 2022. The reorganization involved the incorporation of CBL International in February 2022, and the acquisition of Banle BVI by CBL International in August 2022. This transaction was treated as a recapitalization of the Company under common control and the financial statements give retroactive effect to this transaction.

Banle BVI was set up in July 2020 with 50,000 shares at $1.00 per share issued to Mr. Chia. In February 2021, Banle BVI issued 490,323 shares in total, of comprised 304,000 shares to CBL (Asia) Limited (“CBL (Asia)”) and 186,323 shares to Straits Energy Resources Berhad (“Straits”). The 50,000 shares originally issued to Mr. Chia were surrendered and cancelled at the same time.

CBL International was incorporated in the Cayman Islands with limited liability in February 2022, by issuing and allotting 50,000 shares at par value of $0.01 per share to Mr. Chia. In March 2022, each issued and unissued share was subdivided into 100 shares. Each share par value was reduced to $0.0001, and the authorized share capital was amended to 500,000,000 shares with $0.0001 par value per share. The number of shares held by Mr. Chia increased from 50,000 to 5,000,000 with a par value of $0.0001 each.

In August 2022, CBL (Asia) and Straits, as vendors, and CBL International, as purchaser, entered into a sale and purchase agreement, pursuant to which CBL International acquired the entire issued share capital of Banle BVI from its existing shareholders, CBL (Asia) and Straits, in consideration of which CBL International issued and allotted 13,175,000 shares and 8,075,000 shares, credited as fully paid, to CBL (Asia) and Straits, respectively. Upon completion of issuance and allotment of the shares to CBL (Asia) and Straits, the 5,000,000 shares of CBL International issued to Mr. Chia were   surrendered and cancelled; and CBL International became the 100% shareholder of Banle BVI and itself being owned 62% by CBL (Asia) and 38% by Straits.

On March 23, 2023, the Company consummated the initial public offering of 3,325,000 ordinary shares, par value of $0.0001 per share at a price of $4.00 per share (the “Offering”), The Company’s underwriters exercised their over-allotment option in part for an additional 425,000 ordinary shares on March 27, 2023 (“Over-allotment Option”). The Over-allotment Option was closed with the Offering. Upon completion of the Offering, the ordinary share capital of the Company became $2,500, representing 25,000,000 shares of $0.0001 par value.

The total number of ordinary shares issued and outstanding as of June 30, 2023 was 25,000,000 shares. The Company’s ordinary shares began trading on the Nasdaq Capital Market on March 23, 2023 under the ticker symbol “BANL”.

Upon completion of issuance of the shares under the Offering, CBL International is effectively owned 52.7% by CBL (Asia), 32.3% by Straits and 15.0% by public shareholders.